Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000129670 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000129670 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000129670 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000129670 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000129670 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000129670 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000129670 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000129670 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000129670 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000129670 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000129670 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000129670 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000129670 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000129670 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000129670 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000129671 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000129671 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000129671 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000129671 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000129671 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000129671 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000129671 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000129671 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000129671 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000129671 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000129671 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000129671 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000129671 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000129671 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000129671 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169046 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000169046 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000169046 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000169046 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000169046 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000169046 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000169046 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169046 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000169046 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169046 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169046 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000169046 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000169046 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000169046 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000169046 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.00%